Debt - Components of Debt (Detail) $ in Thousands, € in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 25, 2018 EUR (€)	Sep. 25, 2018 USD ($)
Debt Instrument [Line Items]
Total debt	$ 4,382,396	$ 4,553,059
Less: Short term borrowings	(384,958)	(48,642)
Long-term debt	$ 3,997,438	4,504,417
Senior Notes - 2007 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective Interest Rate	6.40%
Senior Notes - 2007 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective Interest Rate	6.82%
Senior Notes - 2020 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.69%
Senior notes	$ 299,381	298,499
Senior Notes, Euro Notes, 2021 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	0.82%		0.50%	0.50%
Senior notes	$ 334,561	337,704	€ 300.0
Total debt			€ 297.7	$ 349,500
Senior Notes - 2023 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.30%
Senior notes	$ 299,004	298,698
Senior Notes, Euro Notes, 2024 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	1.88%
Senior notes	$ 558,124	564,034
Senior Notes, Euro Notes, 2026 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	1.93%		1.80%	1.80%
Senior notes	$ 890,183	899,886	€ 800.0
Total debt			€ 794.1	$ 932,200
Senior Notes - 2028 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	4.57%
Senior notes	$ 396,688	396,377
Senior notes - 2047 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	4.44%
Senior notes	$ 493,571	493,151
Senior Notes - 2048 [Member]
Debt Instrument [Line Items]
Effective Interest Rate	5.12%
Senior notes	$ 785,996	785,788
Amortizing Note
Debt Instrument [Line Items]
Effective Interest Rate	6.09%
Senior notes	$ 82,079	125,007
Bank overdrafts and other [Member]
Debt Instrument [Line Items]
Bank overdrafts and other	3,131	4,695
Deferred realized gains on interest rate swaps [Member]
Debt Instrument [Line Items]
Deferred realized gains on interest rate swaps	$ 57	57
Term Loan Credit Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.65%
Senior notes	$ 239,621	$ 349,163
London Interbank Offered Rate (LIBOR) [Member] | Revolver Borrowings [Member]
Debt Instrument [Line Items]
Effective Interest Rate	1.125%